Basis of preparation and presentation of financial statements	12 Months Ended
Dec. 31, 2019
Basis of preparation and presentation of financial statements
Basis of preparation and presentation of financial statements

2.   Basis of preparation and presentation of financial statements

2.1. Statement of conformity

The consolidated financial statements were prepared and are being presented according to the International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB) that evidence all relevant information of their own significant information in financial statements, and only them, are being evidenced and correspond to that used by Management.

2.2. Basis of preparation and presentation

The financial statements were prepared using historical cost as the value base, except for the valuation of certain assets and liabilities such as those from business combinations and financial instruments, which are measured at fair value. The consolidated financial statements present comparative information in relation to the prior period.

The Company’s consolidated financial statements were prepared with the Real as the functional and presentation currency, and are expressed in thousands of Reais, unless otherwise stated.

The consolidated financial statements were prepared in accordance with measurement bases used in accounting estimates. The accounting estimates were based on objective and subjective factors, with a basis on Management's judgment for determination of the adequate amount to be recorded in the financial statements. Significant items subject to these estimates and assumptions include the selection of fixed and intangible assets and its recoverability in operations, deferred taxes, evaluation of financial assets at fair value, credit risk analysis to determine the provision for estimated credit losses in doubtful accounts, and the analysis of the remaining risks to determine other provisions, including for contingencies.

The settlement and uncertainties of transactions involving judgment and assumptions of these estimates may result in significantly different amounts described in the financial statements due to the probabilistic treatment inherent to the estimative process. Estimates and assumptions are reviewed by the Company at least annually.

Some captions for the financial statements for the year ended December 31, 2018 were reclassified to allow comparisons with the financial statements for the year ended December 31, 2019.

The issue of consolidated financial statements was approved by the Board of Directors on April 30, 2020.